Non-Controlling Interest - Schedule of Non-Controlling Interest (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Balance, December 31, 2024
Net loss allocated to NCI	1,205,363
Balance, December 31, 2025	1,205,363
CTFO Mexico [Member]
Balance, December 31, 2024
Net loss allocated to NCI	94,145
Balance, December 31, 2025	94,145
CT Mexico [Member]
Balance, December 31, 2024
Net loss allocated to NCI	1,111,218
Balance, December 31, 2025	$ 1,111,218